Consolidated Statements of Comprehensive Income (Parentheticals) - Related Party	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Interest income	¥ 302,195	$ 43,213	¥ 395,694	¥ 465,500
Leased-and-operated revenue
Revenue from related parties	5,666,038	810,233	46,978	82,396
Franchised-and-managed revenue
Revenue from related parties	5,945	850	44,478	788,179
Wholesales and others
Revenue from related parties	14,113	2,018	649,928	1,757,629
Operating costs
Purchases from related parties	45,531	6,511	1,185,014	1,574,642
Selling and Marketing Expenses
Services from related parties	¥ 2,778,142	$ 397,269	¥ 802,606	¥ 1,276,474